DEFERRED TAX AND OTHER LONG-TERM ASSETS, NET (Schedule of Deferred Tax and Other Long-Term Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred tax asset (see Note 19)	$ 32,787	$ 53,526
ROU - assets under operating leases	10,355	14,113
Fair value of cross currency interest rate swap (see Note 12D)	0	4,372
Prepaid long-term land lease, net	2,812	2,934
Long-term prepaid expenses	21,395	24,993
Deferred tax and other assets, net	$ 67,349	$ 99,938